Accounts and notes receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts and notes receivable, net
Accounts receivable	¥ 82,096		¥ 63,508
Allowance for doubtful accounts	(3,612)		(3,026)
Accounts and notes receivable, net	¥ 78,484	$ 10,752	¥ 60,482